DESCRIPTION OF BUSNIESS (Details) (USD $)	12 Months Ended				3 Months Ended	12 Months Ended				26 Months Ended		29 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2013 vessel t	Dec. 31, 2012 vessel	Dec. 31, 2007 vessel	Dec. 31, 1996 vessel	Mar. 31, 2010 Golden Future and Golden Zhejiang [Member] vessel	Dec. 31, 2009 Battersea and Belgravia [Member] vessel	Dec. 31, 2013 Golden Zhejiang [Member]	Jun. 30, 2012 Golden Zhejiang [Member]	Jun. 30, 2012 Golden Zhejiang [Member]	Sep. 14, 2014 Golden Zhejiang [Member]	Jun. 30, 2011 Golden Zhejiang [Member]	Aug. 01, 2014 Belgravia [Member]	Mar. 02, 2012 Belgravia [Member]	Dec. 31, 2014 Golden Future [Member]	Dec. 31, 2013 182000 dwt [Member] t	Dec. 31, 2013 180000 dwt [Member] t	Dec. 31, 2013 Capesize Vessels [Member] vessel	Dec. 31, 2013 Time charter [Member] vessel
Number of vessels in initial fleet				5
Number of vessels disposed of	1	3	1
Purchase of vessels					2	2
Time charter daily rates per day pre contract renegotiation											$ 29,900		$ 52,670
Time charter daily rates post contract renegotiation											19,900		46,412
Time charter reduced hire period									1 year
Time charter revenue reduction resulting from renegotiation expected to be received in future period								3,660,000
Additional time charter daily rate to be charged										$ 4,581
Vessels in fleet	4																	3
DWT	700,000.0
Time charter period minimum							11 months							11 months
Time charter period maximum							13 months							13 months
Broker commissions												2.50%
Number of Newbuildings on Order	4														2	2	4
Capesize Drybulk Size Range															182,000	180,000